Bishop Volatility Flex Fund
RISK/RETURN
Investment Objective:
The Fund primarily seeks capital appreciation with
capital preservation as a secondary goal.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Bishop Volatility Flex Fund	Bishop Volatility Flex Fund Investor Class	Bishop Volatility Flex Fund Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee (as a % of amount redeemed)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Bishop Volatility Flex Fund		Bishop Volatility Flex Fund Investor Class	Bishop Volatility Flex Fund Class C
Management Fees		0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses		19.17%	37.41%
Acquired Fund Fees and Expenses	[1]	0.25%	0.25%
Total Annual Fund Operating Expenses		20.42%	39.41%
Fee Waiver and/or Reimbursement	[2]	(18.42%)	(36.66%)
Total Annual Fund Operating Expenses After Fee Waiver and or Reimbursement		2.00%	2.75%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least January 31, 2013, to ensure that Total Annual Fund Operating Expenses After Fee Waiver (exclusive of any taxes, interest, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.75% and 2.50% for Investor Class and Class C shares, respectively. Fee waivers and reimbursements are subject to recoupment from adviser within 3 years if such recoupment can be made within the preceding limits. This agreement may be terminated by the Fund's Board of Trustees on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Bishop Volatility Flex Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Bishop Volatility Flex Fund Investor Class	203	3,786	6,349	10,003
Bishop Volatility Flex Fund Class C	278	5,803	8,180	9,756

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objectives by investing primarily in a combination of:

  call and put options on the Standard & Poor’s 500 Index, and short-term U.S. Treasury securities.

The Fund seeks to achieve its primary investment objective – capital appreciation – from gains on purchased and written options on the S&P 500 Index or exchange traded funds ("ETFs") linked to the S&P 500 Index.  The Fund’s strategy of investing in both calls and puts is intended to produce gains regardless of the direction of the S&P 500 Index, because the Fund can benefit from both an increase or decrease in the S&P 500 Index.  The Fund seeks to achieve its secondary investment objective – capital preservation – from the relatively stable asset value provided by short-term U.S. Treasury securities.

The adviser employs a proprietary investment strategy that incorporates both (1) a quantitative model to assess relative value among option contracts and (2) a technical analysis overlay to determine short-term buy and sell signals for the S&P 500 Index.  The adviser’s quantitative model uses historical stock market volatility to forecast future volatility, which serves as an input to determine relative value among call and put options.  The adviser uses technical analysis to forecast short-term movements in both the stock market overall and specific option contracts.

The adviser buys securities and options that it believes will generate positive capital appreciation and sells them when a fair-value price target is achieved or fundamentals have diverged from the adviser’s investment thesis.  The adviser writes options to reduce the net cost of the Fund’s purchased option positions.  It covers (buys back) written options when a fair-value price target is achieved or to adjust portfolio positions when a purchased option is sold.  The Fund’s adviser may engage in active and frequent trading of the Fund’s portfolio securities and options to achieve the Fund’s investment objectives.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program.   Many factors affect the Fund’s net asset value and performance.

  Call Option Risk.  When the Fund purchases a call option on a security or index it may lose the entire premium paid if the underlying security or index does not increase in value.  The Fund is also exposed to default by the option writer who may be unwilling or unable to perform its contractual obligations to the Fund.

  ETF Risk.  ETFs linked to the S&P 500 are subject to investment advisory and other expenses, which will cause their performance to lag the S&P 500 Index.

  Issuer-Specific Risk.  The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

  Leveraging Risk. The use of leverage, such as that embedded in options, will magnify the Fund’s gains or losses.

  Limited History of Operations.  The Fund has a limited history of operation.  In addition, the adviser has not previously managed a mutual fund.

  Management Risk. The adviser’s reliance on its option-based strategy and its judgments about the potential appreciation of a particular option or security in which the Fund invests may prove to be incorrect.

  Market Risk.  Overall equity market risk may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets.  When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

  Put Option Risk.  When the Fund purchases a put option on a security or index it may loose the entire premium paid if the underlying security or index does not decrease in value.  The Fund is also exposed to default by the option writer who may be unwilling or unable to perform its contractual obligations to the Fund.

  Turnover Risk.  A higher portfolio turnover will result in higher transactional and brokerage costs.

  Written Options Risk.  The Fund will incur a loss as a result of a written options (also referred to as a short position) if the price of the written option instrument increases in value between the date when the Fund writes the option and the date on which the Fund purchases an offsetting position.  The Fund’s losses are potentially large in a written put transaction and potentially unlimited in a written call transaction.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Investor Class shares of the Fund for each full calendar year since the Fund’s inception.  The performance table compares the performance of the share classes of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-877-705-1115 or visiting www. bishopassetmanagement.com.

Investor Class Annual Return For Calendar Years Ended December 31

Best Quarter:	1st Quarter 2011	(0.10)%
Worst Quarter:	4th Quarter 2011	(1.50)%

Performance Table Average Annual Total Returns (For period ended December 31, 2011)
Average Annual Total Returns Bishop Volatility Flex Fund	1 Year	Since Inception
Bishop Volatility Flex Fund Investor Class	(2.68%)	(2.85%)
Bishop Volatility Flex Fund Investor Class After Taxes on Distributions	(2.70%)	(2.87%)
Bishop Volatility Flex Fund Investor Class After Taxes on Distributions and Sales	(1.72%)	(2.42%)
Bishop Volatility Flex Fund Class C	(3.39%)	(3.57%)
S&P 500 Index	2.11%	6.50%

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After-tax returns are not shown for Class C shares and would differ from those of Investor Class shares.

CWC Small Cap Aggressive Value Fund
RISK/RETURN
Investment Objective:
The Fund seeks capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees CWC Small Cap Aggressive Value Fund	CWC Small Cap Aggressive Value Fund - Retail Class	CWC Small Cap Aggressive Value Fund - Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee (as a % of amount redeemed if sold before 60 days)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses CWC Small Cap Aggressive Value Fund		CWC Small Cap Aggressive Value Fund - Retail Class	CWC Small Cap Aggressive Value Fund - Institutional Class
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		4.21%	3.63%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		5.47%	4.64%
Fee Waiver and Reimbursement	[2]	(3.87%)	(3.29%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement		1.60%	1.35%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to waive its fees and/or reimburse expenses of the Fund, at least until January 31, 2013 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs, taxes and extraordinary expenses, such as litigation, do not exceed 1.59% and 1.34% of its average daily net assets of the Retail Class shares and Institutional Class shares, respectively of the Fund. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the Fund's adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Retail
Expense Example CWC Small Cap Aggressive Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CWC Small Cap Aggressive Value Fund - Retail Class	163	1,289	2,404	5,147
CWC Small Cap Aggressive Value Fund - Institutional Class	137	1,103	2,075	4,537

Institutional
Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies:

The Fund invests, under normal market conditions, at least 80% of its assets in:

  common stocks of small capitalization ("small cap") companies, and exchange-traded funds that invest primarily in small cap companies.

The Fund defines small cap companies as those with a market capitalization at the time of purchase within the capitalization range of $100,000,000 to $5,000,000,000.

The advisor selects common stocks using its aggressive value strategy.  This strategy utilizes 3 stages to select securities: (1) screening, (2) fundamental analysis and (3) risk management.  The advisor creates a contrarian universe of primarily U.S. companies by screening the entire small cap universe for companies with:

  recent price under performance,

  extreme corporate liquidity, and/or

  fundamental valuations at low historical levels

The resulting universe is then reviewed and discussed by the advisor’s investment team to identify candidates for in-depth fundamental value analysis. The advisor analyzes a company using Wall Street research to come up with a baseline fundamental expectation.  Proprietary research is then used to identify stocks where fundamental expectations diverge from Wall Street.  Inputs and assumptions are reviewed by the investment committee to validate the advisor’s expectations.  Analysis includes scrutiny of all major financial statements, with particular attention paid to the balance sheet, and communications with the company’s management, competitors, suppliers and/or industry experts.

Once the advisor has developed a two-to-three year outlook of fundamentals, it applies historical, average valuation parameters to establish a sell target.  The advisor will not purchase a stock unless it is, in the advisor’s opinion, aggressively undervalued with a 50% appreciation potential from its purchase price to its sell target.  Securities are presented to the advisor’s investment committee for discussion and the final buy/sell decision is made by the firm’s Chief Investment Officer.

The advisor seeks to manage risk by setting limits on the maximum amount of the Fund’s portfolio that is invested in any particular security or sector.  The advisor sells a security when it reaches a price target, to maintain diversification, when it no longer meets the advisor’s fundamental criteria, when it has declined 25% in price both on an absolute basis and on a relative basis in comparison to the Russell 2000 index and is not expected to recover, or to meet redemption requests.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program.   Many factors affect the Fund’s net asset value and performance.

  ETF Risk.  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest exclusively in stocks.

  Limited History of Operations.  The Fund has a limited history of operation.  In addition, the advisor has not previously managed a mutual fund.

  Management Risk. The advisor’s reliance on its aggressive value contrarian strategy and its judgments about the value and potential appreciation securities in which the Fund invests may prove to be incorrect.

  Market Risk.  Overall equity market risk may affect the value of individual securities in which the Fund invests.  Factors such as domestic economic growth, interest rate levels and political events may cause common stock prices to drop decreasing the value of Fund shares.

  Small Company Risk.  Stocks of small capitalization companies may be subject to more abrupt price movements than those of larger, more established companies and may be less liquid.  Small companies may have narrower markets, limited product lines, fewer financial resources, and they may be dependent on a limited management group.

Is the Fund Right For You?

The Fund is designed for investors with moderate-to-high risk tolerance who seek capital appreciation.  The Fund is also designed for investors seeking a small cap allocation to their overall portfolio.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Institutional Class shares of the Fund for each full calendar year since the Fund’s inception.  The performance table compares the performance of the share classes of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-855-881-2381 or visiting www.cwcfunds.com.

Institutional Class Annual Total Return For Calendar Years Ended December 31

Best Quarter:	4th Quarter 2011	10.16%
Worst Quarter:	3rd Quarter 2011	(23.30)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2011)
Average Annual Total Returns CWC Small Cap Aggressive Value Fund	1 Year	Since Inception	Inception Date
CWC Small Cap Aggressive Value Fund - Institutional Class	(10.44%)	(10.44%)	Dec. 31, 2010
CWC Small Cap Aggressive Value Fund - Institutional Class After Taxes on Distributions	(10.53%)	(10.53%)
CWC Small Cap Aggressive Value Fund - Institutional Class After Taxes on Distributions and Sales	(6.79%)	(6.79%)
CWC Small Cap Aggressive Value Fund - Retail Class	(10.82%)	(10.82%)	Dec. 31, 2010
Russell 2000 Total Return Index (reflects no deduction for fees, expenses or taxes)	(4.18%)	(4.18%)

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After-tax returns for Retail class shares are not shown and would differ from those of Institutional class shares.

The Russell 2000 Ò Index is an unmanaged market capitalization-weighted index which is comprised of 2000 of the smallest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index, but may be able to invest in exchange traded funds or other securities that attempt to track the index.

The Guardian Fund
RISK/RETURN
Investment Objective:
The Fund seeks to provide capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 12 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees The Guardian Fund	The Guardian Fund Class I shares	The Guardian Fund Class A shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	4.50%
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee (as a % of amount redeemed, if applicable)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses The Guardian Fund		The Guardian Fund Class I shares	The Guardian Fund Class A shares
Management Fees		0.34%	0.34%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses	[1]	1.59%	1.81%
Acquired Fund Fees and Expenses	[1]	0.10%	0.10%
Total Annual Fund Operating Expenses		2.03%	2.50%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies. Acquired Fund Fees and Expenses are based on estimated amounts for the Fund's current fiscal year.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example The Guardian Fund (USD $)	1 Year	3 Years	5 Years	10 Years
The Guardian Fund Class I shares	206	637	1,093	2,358
The Guardian Fund Class A shares	692	1,193	1,721	3,158

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 86%  ~~of the average value of its portfolio.~~

Principal Investment Strategies:

 The Fund’s investment adviser seeks to achieve the Fund’s investment objective by investing primarily in exchange traded funds (“ETFs”) that invest in large capitalization equity securities as well as large capitalization equity (common and preferred) securities, while (1) purchasing protective put options on the portfolio of equity securities using the adviser’s propriety analysis methodology and (2) writing call options.  The Fund defines a company as large capitalization or large-cap if its market capitalization at the time of purchase is above the lower end of the capitalization range of companies in the Standard & Poor’s 500 Index.  As of December 31, 2011,  ~~the lower end of this range was $1.22 billion~~

~~The Fund’s adviser believes the option strategy will provide a level of protection against large drops in the Fund’s value.  This strategy is also commonly referred to as “hedging” or “collaring.”  It typically consists of selling covered call options and buying put options to hedge individual equities or ETFs in the Fund’s portfolio.  In addition, a portion of the Fund’s assets will be used to purchase options employing strategies that the Fund’s adviser believes will offer additional protection to the Fund’s assets as well the potential for additional portfolio appreciation.~~

  ~~When the Fund purchases a put option, the Fund has the right to sell a particular security at a predetermined price (exercise price) during the life of the option.  The puts are "protective" because they protect the Fund from a decline in the underlying equity’s price below the strike price.~~

  ~~When the Fund sells a covered call option, the purchaser of the option has the right to buy a particular security at a predetermined price (exercise price) during the life of the option.  The option is "covered" because the Fund owns the security at the time it sells the option.  The income received by the Fund from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums.~~

~~In general, the adviser buys securities (including put options) and writes call options that its proprietary analysis methodology classifies as quantitatively attractive and sells securities and buys back calls when the adviser believes more compelling investments are available.~~

~~Under normal conditions, the Fund invests primarily in equity securities and options purchased on equity securities.~~

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Although the Fund will strive to meet its investment objective, there is no assurance that it will do so.  Many factors affect the Fund’s performance.

  Call Option Risk.  When the Fund writes call options on its portfolio securities it limits its opportunity to profit and, consequently, the Fund could significantly underperform the market.

  ETF Risk.  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF is subject to specific risks, depending on the nature of the ETF.

  Issuer-Specific Risk.  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

  Limited History of Operations.  The Fund has a limited history of operation.  In addition, the adviser has not previously managed a mutual fund.

  Management Risk.  The ability of the Fund to meet its investment objective is directly related to the adviser’s assessment of the attractiveness and potential appreciation of particular investments.  The advisor’s use of a "protected" option strategy is not a guarantee of positive performance.

  Market Risk.  The Fund’s investments may decline in value if the stock markets perform poorly.

  Put Option Risk.  When the Fund purchases a put option it may lose the entire premium paid for a put option and, consequently, the Fund could significantly underperform the market.  In addition, the seller of the option may default and not purchase the security from the Fund at the exercise price, in which case the “protection” of the put option will not be realized.

  Tax Risk.  The Fund expects to generate premiums from its sale of call options. These premiums typically will result in short-term capital gains for federal income tax purposes. In addition, stocks that are protected with put options may not be eligible for long term capital gains.

PERFORMANCE

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception.  The performance table compares the performance of the Fund’s Class I shares over time to the performance of a broad-based securities market index.  Performance for Class A shares will be presented after Class A has a full calendar year of operations. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by visiting www.lacerteguardianfund.com or by calling 1-877-738-9888.

Best Quarter	Second Quarter 2009	6.03%

Worst Quarter	Third Quarter 2008	(10.71)%

Average Annual Total Returns The Guardian Fund	1 Year	Since Inception	Inception Date
The Guardian Fund Class I shares	(4.26%)	2.61%	Oct. 01, 2009
The Guardian Fund Class I shares After Taxes on Distributions	(10.85%)	1.11%
The Guardian Fund Class I shares After Taxes on Distributions and Sales	(2.74%)	1.39%
The Guardian Fund Class A shares	(8.80%)	0.37%
S&P 500 Index	2.11%	(0.16%)

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).   The following after tax returns for Class A shares are not shown and would defer from those of Class I Shares.

Returns prior to October 1, 2009, reflect total returns for the Fund’s predecessor limited partnership.  The performance prior to October 1, 2009 is net of management fees and other expenses, but does not include the effect of the performance fee.  The Fund has been managed in the same style since the predecessor limited partnership’s inception on March 1, 2007.  The Fund’s investment goals, policies, guidelines and restrictions are, in all material respects, equivalent to the predecessor limited partnership’s investment goals, policies, guidelines and restrictions.  From its inception on March 1, 2007 through October 1, 2009, the predecessor limited partnership was not subject to certain investment restrictions, diversification requirements and other restrictions of the 1940 Act of the Code, which if they had been applicable, might have adversely affected its performance.  In addition, the predecessor limited partnership was not subject to sales loads that would have adversely affected performance.

The S&P 500® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index, but may be able to invest in exchange traded funds or other securities that attempt to track the index.

MutualHedge Frontier Legends Fund
RISK/RETURN
Investment Objective:

 The Fund seeks to achieve capital appreciation in both rising and falling (bull and bear) equity markets with an annualized level of volatility that is generally lower than the historic level of volatility experienced by the S&P 500 Index.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 39 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MutualHedge Frontier Legends Fund	MutualHedge Frontier Legends Fund Class A	MutualHedge Frontier Legends Fund Class C	MutualHedge Frontier Legends Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a% of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a% of original purchase price)	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a percentage of amount redeemed, on shares held less than 30 days)	1.00%	1.00%	1.00%
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MutualHedge Frontier Legends Fund		MutualHedge Frontier Legends Fund Class A	MutualHedge Frontier Legends Fund Class C	MutualHedge Frontier Legends Fund Class I
Management Fees		1.45%	1.45%	1.45%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	4.26%	4.26%	3.98%
Acquired Fund Fees and Expenses	[2]	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses		6.05%	6.80%	5.52%
Fee Waiver and/or Reimbursement	[3]	(0.11%)	(0.10%)	none
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement		5.94%	6.70%	5.52%
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		5.94%	6.70%	5.52%
[1]	Other Expenses" include fees and expenses associated with the Fund's investments in Managed Futures Programs (as defined below) through its wholly owned subsidiary (the "Subsidiary") during the fiscal year ended on September 30, 2011. 0.65% of the Other Expenses for Class A and C shares and 0.60% for Class I shares are comprised of fees payable to the relevant CTAs (as defined below) in respect of management fees accrued on the Fund's notional exposure to such CTAs' Managed Futures Programs, and 3.35%of the Other Expenses for Class A and C shares and 3.12% for Class I shares are comprised of performance-based incentive fees ("Performance Fees") payable to such CTAs in respect of new high net trading profits. As of September 30, 2011, the aggregate weighted average management fee and weighted average Performance Fee of the Managed Futures Programs in which the Subsidiary invested were [__]% of notional exposure and [__]% of trading profits, respectively. Positive performance of any Managed Futures Program will have the effect of increasing Other Expenses to the extent that the CTA earns Performance Fees. The Subsidiary 's investments in Managed Futures Programs are also subject to certain derivative trading costs, including brokerage commissions and various exchange fees.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The adviser has contractually agreed to waive its management fees and/or to make payments to limit Fund expenses, until May 31, 2013 so that the total annual operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) of the Fund do not exceed 1.86% for Class A shares, 2.61% for Class C shares and 1.61% for Class I shares. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example MutualHedge Frontier Legends Fund (USD $)	1 Year	3 Years	5 Years	10 Years
MutualHedge Frontier Legends Fund Class A	1,133	2,251	3,345	5,982
MutualHedge Frontier Legends Fund Class C	664	1,977	3,243	6,214
MutualHedge Frontier Legends Fund Class I	568	711	635	5,569

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal period, the Fund’s portfolio turnover rate was 68  ~~% of the average value of its portfolio.~~

Principal Investment Strategies:

 The Fund pursues its investment objective by mainly investing in a combination of derivatives instruments and fixed-income securities (often referred to as a "managed futures" strategy) , directly or indirectly through its wholly-owned subsidiary (the “Subsidiary”), in a combination of (i) Trading Companies that employ the Managed Futures Program of one or more commodity trading advisers (“CTAs”) selected by the Fund’s investment adviser, Equinox Fund Management, LLC ("Equinox" or the "Adviser") ,    ~~and/or derivative instruments such as swap agreements that provide exposure to the such Managed Futures Programs, and (ii) an actively managed fixed-income portfolio.  A “Managed Futures Program” generally is a trading program that a CTA uses to guide its investments in futures, forwards, options or spot contracts. Each of these investments may be tied to a particular asset class: commodities, equities, fixed income or foreign currencies.  A “Trading Company” is a pooled investment vehicle organized as a limited liability company and operated as a commodity pool.   The Fund’s return will be derived principally from changes in the value of securities held in the Fund’s portfolio, and the Fund’s assets consist principally of securities , (including shares of the Subsidiary). The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.~~

~~· Derivative Instruments:  The Fund or the Subsidiary may invest long or short directly in a variety of derivative instruments including exchange-traded futures and option contracts, forward contracts (including interbank currencies), swaps and other over the counter (OTC) derivatives.  The Fund’s derivative investments are tied , or may invest in one or more Trading Companies that utilize such derivative instruments to gain exposure to a wide variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products.  The Fund invests in derivatives indirectly though its wholly-owned subsidiary that invests in underlying funds that use derivatives as part of a global macro trading program.  Derivatives may be used as substitutes for securities, commodity, and currencies and for hedging price risk. In general, a derivative instrument typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. The Fund, Subsidary or any Trading Company may take a long or short position in such markets.  Any investment in derivative instruments may be subject to fees and transaction costs that will negatively impact the Fund’s performance.~~

~~· Fixed-Income Securities: The fixed-income securities the Fund may invest in may be of any maturity and include, without limitation, corporate bonds and other corporate debt securities, securities issued by the U.S. government and its agencies and instrumentalities, money market securities and other interest-bearing instruments, or any derivative instrument meant to track the return of any such instrument, and cash.  The Fund may buy debt securities for liquidity purposes, to serve as collateral related to other Fund investments, or to seek income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests in by entering into a series of purchase and sale contracts. The Fund may also invest, without limitation, in money market funds or other investment companies (such as exchange traded funds) whose assets are comprised primarily of fixed income securities of domestic or foreign issuers rated BBB- or higher by Standard & Poor’s Rating Group or another nationally recognized statistical rating organization, that seek to track the composition and/ or if unrated, determined by the Adviser to be of similar quality performance of specific fixed income indexes. These fixed-income securities and other investments may serve as margin and collateral for the derivatives positions of the Fund.~~

~~The Subsidiary: Generally, the Fund may invest up to approximately 25% of its total assets in its wholly-owned and controlled subsidiary (the "Subsidiary"), which has the same investment objective as the Fund. The Subsidiary invests in the global derivatives markets through the use of one or more proprietary global macro trading programs ("global macro programs"), which are often labeled "managed futures" programs.  Investments in the Subsidiary are intended to provide the Fund with exposure to futures contracts and commodities in a manner consistent with the limitations of the federal tax requirements that apply to the Fund.  To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.~~

~~Equinox employs a multi -step process to select global macro programs and allocate across Managed Futures Programs that are consistent with the Fund’s investment objective:~~

~~i. Research Screening .  Equinox uses proprietary and commercial databases and analytical tools to identify global macro programs Managed Futures Programs that may be suitable for investment by the Subsidiary.~~

~~ii. Screening Global Macro Programs.     Equinox screens existing global macro programs . These programs are screened using a number of quantitative and qualitative process by applying a variety of analytical and statistical methods to filter its databases for global macro programs of various trading companies and commodity trading advisers (CTAs).  These quantitative screens include risk-adjusted return analyses (e.g., Sharpe ratio), time window analyses (e.g., the percentage of profitable months), benchmark analyses (e.g., historic returns compared to a hedge fund style benchmark) and drawdown analysis (e.g., the length and depth of a program’s worst historical drawdown) ,   criteria (such as length and quality of track record, downside risk, assets under management, reputation, and other factors).~~

~~iii. Analysis and Selection.  Equinox analyzes the pre-screened Managed Futures Programs by applying a variety of statistical methods including Principal Components Analysis in an effort to identify return streams that appear to be different from those of the majority, which tend to be trend-following programs, with the aim of complementing exemplary trend-following programs. Equinox performs due diligence on these programs, including site visits, background checks and third-party investigations in order to come up with a short list of programs eligible for investment by the Subsidiary.~~

~~iv. Portfolio Design.  Equinox analyzes the contribution of each global macro program to various hypothetical portfolios with the aim to develop a portfolio of global macro programs that offers more consistent performance potential with less volatility than that of any individual global macro program.~~

~~v. Risk Management.  Equinox adheres to risk management principles in an effort to control and contain risk exposure by reviewing the global macro programs utilized by the Fund for leverage, volatility, market sector exposure, losses from peak profit levels, frequency of trading activity and other parameters to measure and manage risk.~~

~~Equinox invests the assets of the Subsidiary in such a manner so as to provide exposure to five global macro programs a portfolio of Managed Futures Programs that Equinox believes to be complementary to one another and consistent with the aim of moderating risk by diversifying the Fund’s exposure to futures contracts and other derivative instruments across: (i) trading methodologies (e.g., trend following, countertrend, spread, technical, fundamental); (ii) trading time horizons; (iii) sectors (currencies, interest rates, stock market indices, energy resources, metals and agricultural products); and (iv) geography (geographic spread of the instruments and markets traded).~~

~~vi. Risk Management.  Equinox seeks to manage risk by increasing or decreasing exposure to programs dynamically, based on the portfolio’s targeted and realized downside risks, in conjunction with Equinox’s assessment of the overall market environment.  In addition, the portfolio of global macro programs is rebalanced periodically with the aim of maintaining the risk-reward parameters within the targeted range.~~

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund’s net asset value and performance.

The following describes some of the risks the Fund may bear through direct investments in securities and derivatives as well as indirectly through its investment in the Subsidiary.

Commodities Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of a Trading Company or commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

Counterparty Risk. The derivative contracts entered into by the Fund, the Subsidiary or a Trading Company may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Subsidiary or a Trading Company, the Fund, the Subsidiary or Trading Company must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund, the Subsidiary or a Trading Company may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Credit Risk.  If a security issuer or a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.  Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss.  In addition, the credit quality of securities may be lowered if an issuer's financial condition changes.

Currency Risk.  The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency that the Fund is short.  Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

Derivatives Risk.  The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities, commodities or currencies underlying those derivatives.  Derivatives have economic leverage inherent in their terms that will magnify losses.  There may be an imperfect correlation between the changes in market value of derivatives and the underlying asset upon which they are based.  Purchased options may expire worthless.  Derivative counterparties may default.  There may not always be a liquid secondary market for derivative contracts. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

Fixed-Income Risk.  When interest rates rise, the value of the Fund’s fixed-income investments will decline.

Fixed-Income Risk.  Fixed income securities are subject to credit risk and interest rate risk. Credit risk, as described more fully above, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

Foreign Market Risk.  There is less legal and regulatory protection for investors than that available domestically.  Additionally, trading on foreign exchanges is subject to the risks presented by exchange controls, expropriation, increased tax burdens and exposure to local economic declines and political instability.  Some foreign derivative markets are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation.  International trading activities are subject to foreign exchange risk.

Global Macro Strategy Leverage/Volatility Risk.  The profitability use of any global macro program depends primarily on the ability of its investment adviser and/or its CTA to predict derivative contract price movements.  Price movements for commodity interests are leverage by, among other things:

  changes in interest rates;

  governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies;

  weather and climate conditions;

  natural disasters, such as hurricanes;

  changing supply and demand relationships;

  changes in balances of payments and trade;

  U.S. and international rates of inflation and deflation;

  currency devaluations and revaluations;

  U.S. and international political and economic events; and

  changes in philosophies and emotions of market participants.

The CTA’s trading methods may not take all of these factors into account. In addition, the Fund gains exposure to global macro programs through the Subsidiary’s investment in one or more private investment vehicles or commodity pools ("trading companies") advised by one or more CTAs.  In such case, the Fund will indirectly bear the expenses, including management fees, incentive fees and transaction fees, of such trading companies through reduced returns.  The aggregate weighted average management fee and weighted average incentive fee of the trading companies, (or Trading Companies) in which the Subsidiary invested, were 0.64% of assets and 24.55% of trading profits, as of September 30, 2010.

Leverage/Volatility Risk.   Fund invests will cause the value of the Fund’s shares to be more volatile than if the Fund did not employ leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities or other investments.  Furthermore, derivative contracts are highly volatile and are subject to occasional rapid and substantial fluctuations. Consequently, you could lose all or substantially all of your investment in the Fund should the Fund ’s trading positions suddenly turn unprofitable.

Liquidity Risk.  The Fund is subject to liquidity risk primarily due to its investments in derivatives.  Investments in illiquid assets involve the risk that the Fund may be unable to sell the such assets or sell them at a reasonable price.

Management Risk.  Equinox’s judgments about the attractiveness, value and potential appreciation or depreciation of a particular security or derivative in which the Fund invests or sells short may prove to be inaccurate and may not produce the desired results.

Non-Diversification Risk.  The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company.  The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

OTC Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the “over-the-counter” or “OTC” market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Short Sale Strategy Risk.   The trading strategies employed by a Managed Futures Program may involve short positions in the relevant markets and the underlying derivative instruments and futures contracts . If a security or derivative sold short increases in price, the relevant CTA may have to cover its short position at a higher price than the short sale price, resulting in a loss.  In addition, because losses on a short sale arise from increases in the value of the security (or other asset) sold short, such loss is theoretically unlimited.

Regulatory Change Risk. The Fund has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under Section 4.5 of regulations of the Commodity Exchange Act, as amended, with respect to the Fund’s operation. Recently the Commodity Futures Trading Commission (“CFTC”) has proposed a change to Section 4.5, and other regulations which, if adopted, could require the Fund, the Subsidiary and some or all Trading Companies to register with the CFTC. Such changes could potentially limit or restrict the ability of the Fund to pursue its investment strategy, and/or increase the costs of implementing its strategy.

Subsidiary Risk.  The Subsidiary is not registered under the Investment Company Act of 1940 and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the Investment Company Act of 1940. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns.

Trading Strategy Risk.  The profitability of any Managed Futures Program depends primarily on the ability of its CTA to anticipate price movements in the relevant markets and underlying derivative instruments and futures contracts.  Such price movements may be influenced by, among other things:

•      changes in interest rates;

•      governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies;

•      weather and climate conditions;

•      natural disasters, such as hurricanes;

•      changing supply and demand relationships;

•      changes in balances of payments and trade;

•      U.S. and international rates of inflation and deflation;

•      currency devaluations and revaluations;

•      U.S. and international political and economic events; and

•      changes in philosophies and emotions of market participants.

A CTA’s trading methods may not take all of these factors into account. In addition, In addition, the Fund will indirectly bear the expenses, including management fees, incentive fees and transaction fees, of the relevant Managed Futures Programs through reduced returns.

The successful use of forward and futures contracts relies upon the relevant CTA’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are

• the imperfect correlation between the change in market value of the instruments held by a Trading Company and the price of the forward or futures contract

• possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired

• losses caused by unanticipated market movements, which are potentially unlimited;

• such CTA’s inability to predict correctly the direction of asset prices, interest rates, currency exchange rates and other economic factors; and

• the possibility that the counterparty will default in the performance of its obligations.

The use of futures contracts, forward contracts and derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, and potentially greater losses.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception.  The performance table compares the performance of the Fund’s Class A and Class C shares over time to the performance of a broad-based securities market index.  Class I shares only  ~~commenced operations on May 24, 2011 and therefore does not have a full calendar year of performance information .  You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information will be available at no cost by visiting www.mutualhedge.com or by calling 1-888-643-3431.~~

 ~~Returns do not reflect sales charges and would be lower if they did~~
Performance Bar Chart For Class A Shares Calendar Year Ended December 31, 2011

Best Quarter:	September 30, 2011	6.81%

Worst Quarter:	June 30, 2011	(3.29)%

Performance Table Average Annual Total Returns (For period ended December 31, 2011)
Average Annual Total Returns MutualHedge Frontier Legends Fund	1 Year	Since Inception	Inception Date
MutualHedge Frontier Legends Fund Class A	(4.12%)	(0.40%)	Dec. 31, 2009
MutualHedge Frontier Legends Fund Class A After Taxes on Distributions	(5.34%)	(0.83%)
MutualHedge Frontier Legends Fund Class A After Taxes on Distributions and Sales	(2.68%)	(0.36%)
MutualHedge Frontier Legends Fund Class C	0.91%	2.66%	Dec. 31, 2009
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	(1.55%)	11.15%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).  After tax returns for Class C shares, which are not shown, will vary from those of Class A shares.

The S&P 500® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies.  Index returns assume reinvestment of dividends.  An investor cannot invest directly in an index.

Navigator Equity Hedged Fund
RISK/RETURN
Investment Objective:
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page1 5  ~~of the Fund's Prospectus.~~

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Navigator Equity Hedged Fund	Navigator Equity Hedged Fund Class A Shares	Navigator Equity Hedged Fund Class C Shares	Navigator Equity Hedged Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Navigator Equity Hedged Fund		Navigator Equity Hedged Fund Class A Shares	Navigator Equity Hedged Fund Class C Shares	Navigator Equity Hedged Fund Class I Shares
Management Fees		0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		3.99%	1.71%	1.10%
Acquired Fund Fees and Expenses	[1]	0.39%	0.39%	0.39%
Total Annual Fund Operating Expenses		5.38%	3.85%	2.24%
Fee Waiver and/or Reimbursement	[2]	(3.64%)	(1.36%)	(0.75%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement		1.74%	2.49%	1.49%
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		1.74%	2.49%	1.49%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until January 31, 2013, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such litigation) will not exceed 1.35%, 2.10% and 1.10% of average daily net assets attributable to Class A, Class C and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Navigator Equity Hedged Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Navigator Equity Hedged Fund Class A Shares	717	1,763	2,801	5,362
Navigator Equity Hedged Fund Class C Shares	252	1,051	1,867	3,993
Navigator Equity Hedged Fund Class I Shares	152	628	1,132	2,516

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 380% of the average value of its portfolio.

Principal Investment Strategies:

  The Fund's adviser seeks to achieve the Fund's investment objective by allocating assets across various sectors of the global equity markets by investing primarily in exchange-traded funds that each invest primarily equity securities and put options on the Standard & Poor's 500 Index, volatility-linked exchange-traded funds and volatility-linked exchange-traded notes for hedging purposes.

The Fund defines equity securities to include both (i) exchange-traded funds ("ETFs") that invest primarily in common stocks and (ii) put options on the Standard & Poor's 500 Index.  The Fund invests without restriction as to capitalization, country (including emerging markets) or trading currency of the individual equity securities held by the ETFs.  However, the Fund is subject to sector limits described below.  Under normal market conditions, the Fund invests at least 80% of its assets in equity securities, as defined above.

Global Asset Allocation Process

The adviser determines global equity sector allocations using its proprietary quantitative relative strength research process.  The adviser's research process seeks an optimal asset allocation targeting equity ETF exposure in three areas.  The adviser has defined minimum and maximum allocation parameters in each area to seek to prevent the process from steering portfolio construction into an over-concentrated position.  The three areas are:

  U.S. equity markets by issuer capitalization and investment style (20%-55%)

  U.S. equity markets by industry sectors and sub-sectors (10%-30%)

  Foreign equity markets by region and country (10%-50%)

The adviser's proprietary research process is applied to rank investments within each of the three targeted market segments.  The issuer capitalization and investment style segment groups issuers by their relative market capitalization (e.g. small, mid or large) and by their investment style (e.g. growth or value).  Generally, growth refers to issuers with above-average profit or revenue growth, while value refers to issuers with above-average valuation as measured by price to earnings ratio.  The sector and sub-sector segment ranks investments in various subsets of the market that share similar characteristics. Securities in the top two relative strength quartiles are investment candidates subject to further research.  A representative ETF is selected for inclusion in the portfolio after it is reviewed for sufficient trading liquidity and its fit within overall portfolio diversification needs.  By selecting ETFs using this process, the adviser expects that the Fund will typically hold between 30 and 40 positions.  The adviser may engage in frequent buying and selling of securities to achieve the Fund's investment objective.

Hedging Process

The adviser applies a hedging strategy to protect the portfolio against significant market declines.  The adviser uses a protective put hedging strategy and/or volatility-linked ETFs and/or volatility-linked ETNs to hedge the Fund's equity exposure.  In the case of protective puts, the Fund pays a price (referred to as a premium) to purchase a  put option that gives the Fund the right to sell a security at a set (strike) price even though the market price may be lower.  The protective put strategy is executed using exchange-traded S&P 500 Index put options to hedge the portfolio and to reduce volatility.  The protective put strategy seeks to limit downside loss.  Generally, S&P 500 put options have an inverse relationship to the S&P 500 Index.  In the case of volatility-related hedging, the Fund purchases ETFs and/or ETNs that invest in instruments linked to equity market volatility or the Chicago Board Options Exchange (CBOE) Volatility Index (VIX) futures.  Generally, volatility has an inverse relationship to the S&P 500 Index.  The Fund invests in volatility-linked instruments to benefit from the expected negative correlation between volatility and equity market returns.

Principal Investment Risks:

  As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance.

The following describes the risks the Fund may bear indirectly through investments in ETFs and ETNs as well as directly through investments in put options.

  Emerging Market Risk:  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

  ETF Risk:  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks.  ETFs are subject to specific risks, depending on the nature of the fund.

  ETN Risk:  Like ETFs and put options, ETNs are subject to administrative and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETNs and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETN is subject to specific risks, depending on the nature of the ETN.  ETNs are subject to default risks.

  Foreign Investment Risk:  Foreign investing, involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

  Leveraging Risk:  The use of leverage, such as that embedded in options, will magnify the Fund's gains or losses.

  Limited History of Operations:  The Fund has a limited history of operation and the adviser has not previously managed a mutual fund.

  Management Risk:  The adviser's dependence on its relative strength research process and judgments about the attractiveness, value and potential appreciation of particular asset classes, ETFs and options in which the Fund invests may prove to be incorrect and may not produce the desired results.

  Market Risk:  Overall securities market risks will affect the value of individual instruments in which the Fund invests.  Factors such as global economic growth and market conditions, interest rate levels, and political events affect the US and international securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

  Put Option Risk:  The Fund may lose the entire premium paid if the underlying index does not decrease in value.  Put options on the S&P 500 Index may not be an effective hedge because they may have imperfect correlation to the value of the Fund's ETFs, many of which may be foreign or representative of sectors outside the S&P 500 Index.

  Small and Medium Capitalization Stock Risk:  The value of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

  Turnover Risk:  A higher portfolio turnover will result in higher transactional and brokerage costs.

Performance:

 ~~The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s I shares for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information will be available at no cost by visiting www.navigatorfund.com or by calling 1-877-766-2264.~~

Performance Bar Chart For Calendar Years Ended December 31,

Best Quarter:	Fourth Quarter 2011	2.60%

Worst Quarter:	Third Quarter 2011	(11.77)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2011)
Average Annual Total Returns Navigator Equity Hedged Fund		1 Year	Since Inception	Inception Date
Navigator Equity Hedged Fund Class I Shares		(11.38%)	(11.47%)	Dec. 28, 2010
Navigator Equity Hedged Fund Class I Shares After Taxes on Distributions		(11.47%)	(11.56%)
Navigator Equity Hedged Fund Class I Shares After Taxes on Distributions and Sales		(7.40%)	(9.80%)
Navigator Equity Hedged Fund Class A Shares		(16.56%)	(16.59%)
Navigator Equity Hedged Fund Class C Shares		(12.33%)	(12.40%)
MSCI World Index	[1]	(5.54%)	(5.15%)
[1]	The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance consisting of 24 developed market country indices. Investors cannot invest directly in an index or benchmark.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). The following after tax returns for Class A and Class C shares are not shown and would defer from those of Class I Shares.

Sierra Core Retirement Fund
RISK/RETURN
Investment Objectives:
The Fund’s two investment objectives are to provide long-term total return (the combination of yield and net price gains from the Underlying Funds) and to limit volatility and downside risk.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 16  ~~of the Fund’s Prospectus.~~

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Sierra Core Retirement Fund	Sierra Core Retirement Fund Class A	Sierra Core Retirement Fund Class C	Sierra Core Retirement Fund Class I	Sierra Core Retirement Fund Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load)(as a % of the lower of original purchase price or redemption proceeds)	1.00%	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none	none
Redemption Fee (as a % of amount redeemed, if applicable)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Sierra Core Retirement Fund		Sierra Core Retirement Fund Class A	Sierra Core Retirement Fund Class C	Sierra Core Retirement Fund Class I	Sierra Core Retirement Fund Class R
Management Fees		1.25%	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.25%	none
Other Expenses		0.15%	0.15%	0.15%	0.25%
Acquired Fund Fees and Expenses	[1]	0.69%	0.69%	0.69%	0.69%
Total Annual Fund Operating Expenses		2.34%	3.09%	2.34%	2.19%
[1]	Acquired Fund Fees and Expenses are the estimated average indirect costs of investing in other investment companies (the "Underlying Funds"). The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Sierra Core Retirement Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Sierra Core Retirement Fund Class A	798	1,263	1,753	3,097
Sierra Core Retirement Fund Class C	312	954	1,620	3,402
Sierra Core Retirement Fund Class I	237	730	1,250	2,676
Sierra Core Retirement Fund Class R	222	685	1,175	2,524

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 199%  ~~of the average value of its portfolio.~~

Principal Investment Strategies:

 The Sierra Core Retirement Fund is a “fund of funds”.  The Fund’s Adviser seeks to achieve the Fund’s investment objectives by investing in (1) open-end investment companies (mutual funds), (2) exchange-traded funds (“ETFs”), and (3) closed-end investment companies (collectively "Underlying Funds") using the Adviser’s multi-asset diversification strategy.  The Adviser constructs the Fund’s broadly-diversified investment portfolio by investing at various times in a wide range of Underlying Funds that invest in various security and investment categories.

Underlying Funds include those that invest in:

  equity securities (common and preferred stock) of both domestic and foreign companies of various sizes;

  fixed-income securities of domestic and foreign corporate and government issuers, without restriction as to maturity or credit quality, including "high yield" securities;

  physical commodities, such as crude oil, copper and wheat, through mutual funds and ETFs that invest in commodity-linked derivatives;

  currencies and the Dollar Index, and its inverse;

  funds that rise in value when interest rates rise; and

  money-market instruments.

The Fund defines high yield securities, also known as "junk bonds," as fixed-income securities rated below investment grade (rated BB+ or lower by S&P or comparably rated by another nationally recognized statistical rating organization (NRSRO)), and if unrated, determined by the Adviser to be of comparable quality.

The Adviser’s multi-asset diversification strategy employs unusually broad diversification across Asset Classes (investment categories), markets, industries and issuers in an effort to limit downside risk as well as to seek opportunities to enhance return.  The Adviser constructs the Fund’s portfolio in the following manner:  First, the Adviser selects Asset Classes that it believes will respond differently to a variety of economic forces.  Second, the Adviser identifies diversified Underlying Funds through which the Fund can participate in each chosen Asset Class.  Third, within many Asset Classes, the Adviser attempts to identify Underlying Funds with managers whose history demonstrates an ability to add positive Alpha (above-peer-group-average total return after adjusting for volatility).  Where available, the Fund invests in institutional share classes, those with the lowest internal fees for those Underlying Funds.  Fourth, the Adviser monitors each Underlying Fund daily, and sells or hedges the Underlying Fund whenever it declines “substantially”, as defined by the Adviser’s proprietary studies of the historic behavior of the Asset Class represented by the Underlying Fund.

The Adviser does not employ a passive, “buy and hold”, strategy.  As part of its integrated risk-management disciplines, the Adviser monitors each Fund holding daily and applies a trailing stop discipline to each Underlying Fund within the Fund’s portfolio, based on the proprietary approach (“Sell disciplines”) which the portfolio managers have used since 1987 with their managed separate accounts, in order to limit the impact on the overall Fund portfolio of any sustained decline in a given Asset Class or Underlying Fund.

The Sell disciplines used by the portfolio managers for the past 22 years are not designed to attempt to buy at lows or to sell at highs, but to participate in a substantial part of any sustained uptrend in a selected Asset Class, as well as to step aside during most of any sustained downtrend.  The Adviser employs a “reactive” approach as distinct from a “predictive” approach.  The Adviser does not consider its approach to be a “trading” style in terms of frequency, and does not expect to average more than two Sell signals per year in each Asset Class.

The overall Asset Allocation of the Fund is not fixed.  It can and does change significantly over time as the Adviser decides to re-allocate portions of the portfolio in response to trend changes in the U.S. and global economy and in various investment markets. The Fund’s Advisor may engage in frequent buying and selling of portfolio securities to achieve the Fund’s investment objectives.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund’s net asset value and performance.

  Equity Risk.  The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by those Underlying Funds that invest in U.S. and/or foreign stocks.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

  Fixed-Income Risk.  When the Fund invests in Underlying Funds that invest in fixed-income securities, the value of your investment in the Fund will fluctuate with changes in interest rates, as well as other factors.  Defaults by fixed income issuers in which the Underlying Funds invest may also harm performance.

  Junk Bond Risk.  Underlying Fund investments in lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce liquidity in these bonds.  Junk bond issuers are more sensitive to economic conditions than high quality issuers and more likely to seek bankruptcy protection which will delay resolution of bond holder claims and may eliminate liquidity.

  Foreign Risk.  Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The net asset value of the Fund will fluctuate based on changes in the value of the foreign securities held by any Underlying Funds that invest in such securities.

  Emerging Markets Risk.  Underlying Funds may invest in emerging market countries that may have relatively unstable governments, weaker economies, and less-developed legal systems, which do not protect securities holders.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.

  Commodity-Linked Derivative Risk.  When the Fund invests in commodities through Underlying Funds that invest in commodity-linked derivative instruments the Fund is exposed to risks affecting a particular industry or commodity, such as drought, floods, and adverse regulatory developments.  Commodity-linked derivatives may also have leverage risk, which amplifies the effect of a small movement in commodity prices on the Fund.

  Management Risk.  The Adviser’s dependence on multi-asset diversification and judgments about the attractiveness, value and potential appreciation of particular Asset Classes in which the Fund invests will in some cases prove to be incorrect and have negative impacts on performance.

  Portfolio Turnover Risk.  As to the portion of the portfolio invested in ETFs and closed-end investment companies, turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs.  The Fund’s investment style will result in most capital gains within the portfolio being realized as short-term capital gains.

  Small and Mid-Capitalization Issuer Risk.  Investments in Underlying Funds that own securities of small- and mid-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.  These companies often have narrower markets, fewer products, or services to offer and more limited managerial and financial resources than do larger, more established companies.

  Underlying Fund Costs and Risks.  Each Underlying Fund is subject to specific risks, depending on its investments.  Underlying Funds are also subject to investment advisory and other expenses, which are indirectly borne by the Fund.  As a result, your overall cost of investing in the underlying stocks, bonds and other basic assets will be higher than the cost of investing directly in them, and may be higher than other mutual funds that invest directly in stocks and bonds.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of Class R shares of the Fund for each full calendar year since the Fund’s inception.  The performance table compares the performance of the share classes of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-866-738-4363 or visiting  ~~SierraMutualFunds .com.~~

Class R Annual Total Return For Calendar Years Ended December 31

Best Quarter:	2nd Quarter 2009	20.12%

Worst Quarter:	3rd Quarter 2008	(3.52)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2011)
Average Annual Total Returns Sierra Core Retirement Fund	1 Year	Since Inception		Inception Date
Sierra Core Retirement Fund Class R	2.63%	8.95%		Dec. 24, 2007
Sierra Core Retirement Fund Class R After Taxes on Distributions	1.35%	7.06%
Sierra Core Retirement Fund Class R After Taxes on Distributions and Sales	1.80%	6.65%
Sierra Core Retirement Fund Class A	(3.49%)	7.16%		Dec. 24, 2007
Sierra Core Retirement Fund Class C	1.65%	3.80%	[1]	Jul. 05, 2010
Sierra Core Retirement Fund Class I	2.40%	8.71%		Dec. 24, 2007
Standard & Poor’s 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(2.08%)
[1]	Class C shares commenced operations July 5, 2010.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).

The Standard and Poor’s 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies.  Index returns assume reinvestment of dividends. Its performance does not reflect any deduction for fees, management expenses or taxes.  An investor cannot invest directly in an index.

SouthernSun Small Cap Fund
RISK/RETURN
Investment Objective:
The Fund’s investment objective is to provide long-term capital appreciation.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SouthernSun Small Cap Fund	SouthernSun Small Cap Fund - Investor Shares	SouthernSun Small Cap Fund - Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee (as a percentage of amount redeemed, on shares held less than 30 days)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SouthernSun Small Cap Fund		SouthernSun Small Cap Fund - Investor Shares		SouthernSun Small Cap Fund - Institutional Shares
Management Fees		0.85%		0.85%
Distribution and/or Service (12b-1) Fees		0.25%		none
Other Expenses		0.23%	[1]	0.23%
Acquired Fund Fees and Expenses	[2]	0.02%		0.02%
Total Annual Fund Operating Expenses		1.35%		1.10%
[1]	Other expenses for Investor Class Shares have been restated to reflect the expiration of fee waivers that were subject to recapture by the adviser.
[2]	The Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratios in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by a Fund, not the indirect costs of investing in other investment companies ("Acquired Funds").

Example:

 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses

Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example SouthernSun Small Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
SouthernSun Small Cap Fund - Investor Shares	137	428	739	1,624
SouthernSun Small Cap Fund - Institutional Shares	112	350	606	1,340

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 3  ~~8% of the average value of its portfolio.~~

Principal Investment Strategies:

The Fund's adviser seeks to achieve the Fund's investment objective by investing primarily in common stocks of smaller capitalization (“small cap”) U.S. companies that the portfolio manager selects using a research-driven, value-oriented investment strategy.  The Fund defines small cap securities to include securities of issuers with a market capitalization at the time of purchase within the capitalization range of companies in the Russell 2000® Index during the most recent 12 month period (based on month-end data).  Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) measured at the time of purchase in small cap securities.

The Fund’s portfolio will invest in 20-40 companies the adviser believes are niche dominant, attractively-valued with financial flexibility and uniquely-fitted management teams.  When selecting companies for investment, the portfolio manager seeks opportunities that it believes have the following characteristics:

  Financial Strength: The adviser prefers companies that have strong internally generated discretionary cash flow, excess working capital and organic revenue growth.

  Management Capability: The adviser prefers management teams with measurable, transparent goals that are held accountable for performance.  This applies to all levels of management from the CEO and CFO to the plant/facilities manager.

  Niche Dominance:  The adviser prefers companies that it believes exhibit competitive advantages through superior products, process controls and technologies.

The Fund generally seeks to buy and hold stocks for the long-term, but will sell holdings that the portfolio manager believes have exceeded their intrinsic market value, become too large a position, experienced a change in fundamentals or are subject to other factors that may contribute to relative under performance.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program.  ~~Many factors affect the Fund’s net asset value and performance.~~

  ~~Issuer-Specific Risk.  The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.~~

  ~~Liquidity Risk.  Some small cap securities may have few market-makers and low trading volume, which tends to increase transaction costs and may make it difficult for the Fund to dispose of a small cap security at all or at a price which represents current or fair market value.~~

  ~~Non-Diversification Risk.  The Fund has a greater potential to realize losses upon the occurrence of adverse events affectinga particular issuer.~~

  ~~Small Company Risk.  Stocks of small capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.~~

  ~~Stock Market Risk.  Stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.~~

  ~~Value Investing Risk.  Because the Fund's adviser uses a value-oriented approach, there is a risk that the market will not recognize a stock’s intrinsic value for an unexpectedly long time, or that the portfolio manager’s calculation of the underlying value will not be reflected in the market price.~~

Performance Information:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund’s Investor Class shares for each full calendar year since the Fund’s inception.  Returns for Institutional Class shares, which are not presented, will vary from the returns for Investor Class shares.  The performance table compares the performance of the Fund’s Investor Class shares over time to the performance of a broad-based market index.  You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-866-672-3863.

Performance Bar Chart For Calendar Years Ended December 31,

Best Quarter:	June 30,2009	31.94%

Worst Quarter:	December 31, 2008	(25.97)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2011)
Average Annual Total Returns SouthernSun Small Cap Fund		1 Year	5 Years	Since Inception		Inception Date
SouthernSun Small Cap Fund - Investor Shares		5.76%	7.96%	10.82%	[1]	Oct. 01, 2003
SouthernSun Small Cap Fund - Investor Shares After Taxes on Distributions		4.39%	7.43%	10.41%	[1]
SouthernSun Small Cap Fund - Investor Shares After Taxes on Distributions and Sales		4.57%	6.75%	9.48%	[1]
SouthernSun Small Cap Fund - Institutional Shares		6.09%		25.90%	[1]	Sep. 30, 2009
Russell 2000Ò Index	[2]	(4.18%)	0.15%	6.56%	[1]
[1]	The inception date of the Fund's Investor Class and Institutional Class shares is October 1, 2003 and September 30, 2009, respectively.
[2]	The Russell 2000 Index is an unmanaged market capitalization-weighted index which is comprised of 2000 of the smallest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund's returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index, but may be able to invest in exchange traded funds or other securities that attempt to track the index.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).  After tax returns for Institutional Class shares, which are not presented, will vary from Investor Class shares.